SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves, And Other Equity Interest [Abstract]
SHARE CAPITAL	NOTE 16 - SHARE CAPITAL
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Company has one class of common shares which carry the right to one vote at annual general meetings of the Group. As of December 31, 2023, the Group had no limit on the amount of authorized share capital and all shares in issue were fully paid.
Effective December 5, 2023, the Company executed a 20-for-1 consolidation of its outstanding shares. The Company’s issued share capital has been retrospectively adjusted for all reporting periods.
Share capital represents the nominal (par) value of shares (£0.20) that have been issued. Share premium includes any premiums received on issue of share capital above par. Any transaction costs associated with the issuance of shares are deducted from share premium, net of any related income tax benefits. The components of share capital include:
Issuance of Share Capital
In February 2023, the Group placed 6,422 new shares at $25.34 per share (£21.00) to raise gross proceeds of $162,757
(approximately £134,866). Associated costs of the placing were $5,969. The Group used the proceeds to fund the Tanos II transaction, discussed in Note 5.
In 2022, there were no issuances of share capital for purposes other than share-based compensation awards issued at par which were insignificant for the period.
In May 2021, the Group placed 7,077 new shares at $31.80 per share (£22.40) to raise gross proceeds of $225,050
(approximately £158,526). Associated costs of the placing were $11,206. The Group used the proceeds to pay down the Credit
Facility and partially fund the Indigo and Blackbeard acquisitions, discussed in Notes 21 and 5, respectively.
Treasury Shares
The Group’s holdings in its own equity instruments are classified as treasury shares. The consideration paid, including any directly attributable incremental costs, is deducted from the stockholders’ equity of the Group until the shares are cancelled or reissued. No gain or loss is recognized in the income statement on the purchase, sale, issue or cancellation of treasury shares.
EMPLOYEE BENEFIT TRUST (“EBT”)
In March 2022, the Group established the EBT for the benefit of the employees of the Group. The Group funds the EBT to facilitate the acquisition of shares. The shares in the EBT are held to satisfy awards and grants under the Group’s 2017 Equity
Incentive Plan and the Employee Share Purchase Plan (the “ESPP”). Shares held in the EBT are accounted for in the same manner as treasury shares and are therefore included in the Consolidated Financial Statement as treasury shares.
During the year ended December 31, 2023, the EBT issued 334 shares to settle vested share-based awards and ESPP purchases. No shares were purchased by the EBT during the year ended December 31, 2023. During the year ended
December 31, 2022, the EBT purchased 790 shares at an average price per share of $29.04 (approximately £24.56) for a total consideration of $22,931 (approximately £19,388). During the year ended December 31, 2022, the EBT issued 88 to settle vested share-based awards. As of December 31, 2023, the EBT held 367 shares. Refer to Note 17 for additional information related to share-based compensation.
REPURCHASE OF SHARES
During the year ended December 31, 2023, the Group repurchased 647 treasury shares at an average price of $17.08 totaling
$11,048, representing 1% of issued share capital as of December 31, 2023. During the year ended December 31, 2022, the Group repurchased 400 treasury shares at an average price of $29.42 totaling $11,760, representing 1% of issued share capital as of
December 31, 2022.
The Group has accounted for the repurchase of these shares as a reduction to the treasury reserve. All repurchased treasury shares were cancelled upon repurchase and as of December 31, 2023 and 2022, their par value of $161 and $80, respectively, was retired into the capital redemption reserve included within share based payments and other reserves in the Consolidated
Statement of Financial Position.
SETTLEMENT OF WARRANTS
In July 2022, the Group entered into an agreement to cancel 7 warrants (the "Warrants") held by certain former Mirabaud
Securities Limited ("Mirabaud") employees for an aggregate principal amount of approximately $56 (approximately £46). The former employees surrendered the Warrants to the Group for cancellation. Concurrently, the Group entered into an agreement to exercise 11 Warrants held by certain former Mirabaud employees for an aggregate principal amount of approximately $201
(approximately £166). The former employees surrendered the Warrants to the Group for cancellation in exchange for an equivalent number of shares of common stock. Following this purchase and exercise, no warrants remain outstanding.
In February 2022, the Group entered into an agreement to cancel 24 Warrants held by certain former Mirabaud Securities
Limited ("Mirabaud") employees for an aggregate principal amount of approximately $265 (approximately £196). The former employees surrendered the Warrants to the Group for cancellation. Concurrently, the Group entered into an agreement to exercise 15 Warrants held by certain former Mirabaud employees for an aggregate principal amount of approximately $251
(approximately £187). The former employees surrendered the Warrants to the Group for cancellation in exchange for an equivalent number of shares of common stock. Following this purchase and exercise, 18 warrants remained outstanding.
In January 2021, the Group entered into an agreement to cancel 119 Warrants held by Mirabaud and certain former Mirabaud employees for an aggregate principal amount of approximately $1,429 (approximately £1,040). Mirabaud and its former employees surrendered the Warrants to the Group for cancellation. Following this purchase, 57 warrants remained outstanding.
The following tables summarize the Group's share capital, net of customary transaction costs, for the periods presented:

	Number of Shares	Total Share Capital	Total Share Premium
Balance as of December 31, 2020	35,369	$9,520	$841,159
Issuance of share capital (equity placement)	7,077	2,044	211,800
Issuance of share capital (equity compensation)	37	7	—
Balance as of December 31, 2021	42,483	$11,571	$1,052,959
Issuance of share capital (settlement of warrants)	26	5	—
Issuance of share capital (equity compensation)	40	7	—
Issuance of EBT shares (equity compensation)	88	—	—
Repurchase of shares (EBT)	(790)	—	—
Repurchase of shares (share buyback program)	(400)	(80)	—
Balance as of December 31, 2022	41,447	$11,503	$1,052,959
Issuance of share capital (equity placement)	6,422	1,555	155,233
Issuance of EBT shares (equity compensation)	334	—	—
Repurchase of shares (share buyback program)	(647)	(161)	—
Balance as of December 31, 2023	47,556	12,897	1,208,192